Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 8,412	$ 8,412	$ 503,204	$ 48,126
Cash equivalents	0	0	0	0
Assets held in trust account non current	49,992,699	49,992,699	232,320,844	234,716,046
Cash, FDIC insured amount	250,000	250,000		250,000
Dilutive securities	0	0	0	0
Unrecognized tax benefits	0	0	0	0
Unrecognized tax benefits, Income tax penalties and interest accrued	$ 0	$ 0	$ 0	$ 0